Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock

Virtus International Small-Cap Fund,

a series of Virtus Opportunities Trust

Supplement dated July 3, 2013 to the

Summary and Statutory Prospectuses dated January 31, 2013,

as supplemented and revised June 11, 2013

IMPORTANT NOTICE TO INVESTORS

The description of the fund's market capitalization policy under Principal Investment Strategies in the fund's summary prospectus and in the summary section of the fund's statutory prospectus is hereby revised and replaced with the following: "As of the date of this Prospectus, the fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion."

Virtus International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus International Small-Cap Fund,

a series of Virtus Opportunities Trust

Supplement dated July 3, 2013 to the

Summary and Statutory Prospectuses dated January 31, 2013,

as supplemented and revised June 11, 2013

IMPORTANT NOTICE TO INVESTORS

The description of the fund's market capitalization policy under Principal Investment Strategies in the fund's summary prospectus and in the summary section of the fund's statutory prospectus is hereby revised and replaced with the following: "As of the date of this Prospectus, the fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion."